UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

     Asset-Backed Issuer Distribution Report Pursuant to Section 13 or 15(d) of The Securities Exchange Act of 1934

For the monthly distribution period from November 1, 2013 to November 30, 2013

Commission File Number of issuing entity: 000-23108

Discover Card Master Trust I
(Exact name of issuing entity as specified in its charter)

Commission File Number of sponsor and depositor: 033-54804

Discover Bank

(Exact name of sponsor and depositor as specified in its charter)

Delaware		51-0020270
(State or jurisdiction of		(IRS Employer
Incorporation or organization		Identification Number)
of the issuing entity)

c/o Discover Bank
12 Read’s Way
New Castle, Delaware		19720
(Address of principal executive offices of the issuing entity)		(Zip Code)

(302) 323-7315
(Telephone Number, including area code)

Title of Class	Registered/reporting pursuant to (check one)

Section 15(d)
Credit Card Pass -Through Certificates	x

Each class of Credit Card Pass-Through Certificates to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Credit Card Pass-Through Certificates to which this report on Form 10-D relates is set forth in Item 1 hereof.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes x No ___

PART I DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

No assets securitized by Discover Bank, the depositor, and held by Discover Card Master Trust I (the "Master Trust") were the subject of a demand to repurchase or replace for breach of representations and warranties during the monthly distribution period from November 1, 2013 to November 30, 2013.

Monthly Performance Data

Of the accounts designated to the Master Trust, all have been originated at least 60 months prior to the date of this report. Seasoned accounts in general perform differently than newly originated or less seasoned accounts, typically with lower charge-off rates and higher payment rates. The aggregate Discover card portfolio represents all accounts originated by Discover Bank including those accounts not designated to the Master Trust and accordingly, the performance of the Discover card portfolio may differ materially from the performance of the Master Trust, and through the collateral certificate, Discover Card Execution Note Trust (the “Note Issuance Trust”).

Pool and performance data with respect to the receivables that comprise the assets of the Master Trust and the publicly issued and outstanding series of the Master Trust are set forth in the attached Monthly Certificateholders' Statements, as follows:

(A) Series 2007-2:

On December 16, 2013, the Registrant made available the Monthly Certificateholders' Statement for November 2013 with respect to Series 2007-2, which is attached as Exhibit 99(a) hereto.

Series 2007-CC Collateral Certificate:

On December 16, 2013, the Registrant made available the Monthly Certificateholders' Statement for November 2013 with respect to Series 2007-CC, which has been previously disclosed in the Report on Form 10-D of the Note Issuance Trust filed on December 16, 2013 (file number 333-141703-02). Series 2007-CC supports the notes issued by the Note Issuance Trust.

PART II OTHER INFORMATION

Item 2. Legal Proceedings

On August 16, 2011, the Attorney General of West Virginia filed a lawsuit against Discover in the Circuit Court of Mason County, West Virginia (West Virginia v. Discover Financial Services, Inc., Discover Bank, DFS Services LLC et al.). The lawsuit asserted various claims related to Discover’s marketing and administration of various protection products under West Virginia law. This matter has been resolved with the Attorney General.

Item 8. Other Information

Class A(2010-B) Notes. On November 13, 2013, the Note Issuance Trust, as Issuer of the DiscoverSeries Class A(2010-B) Notes (the “Class A(2010-B) Notes”), Discover Bank, as Depositor, Beneficiary, and Calculation Agent for the Note Issuance Trust, and the committed purchaser and purchaser of the Class A(2010-B) Notes and their agent agreed to (i) extend the existing termination date for the note purchase commitments to December 31, 2015; (ii) extend the existing liquidation commencement date of the Class A(2010-B) Notes to January 1, 2016; (iii) extend the existing expected maturity date of the Class A(2010-B) Notes to February 16, 2016; (iv) extend the existing expected principal payment date of the Class A(2010-B) Notes to February 16, 2016, subject in each case to the effect of early redemption events, and (v) extend the existing legal maturity date of the Class A(2010-B) Notes to August 15, 2018. In connection with any increase in the outstanding dollar principal amount of the Class A(2010-B) Notes, an interim expected maturity date and interim liquidation commencement date may be specified.

No Approval or Notification of Certain Events

The approval of, or notification to, outstanding certificateholders of the Master Trust or noteholders of the Note Issuance Trust is not required in connection with a new issuance of certificates or notes. Discover Bank, pursuant to the Second Amended and Restated Pooling and Servicing Agreement, dated as of June 4, 2010, as amended (the “Pooling and Servicing Agreement”), by and between Discover Bank as Master Servicer, Servicer and Seller and U.S. Bank National Association as Trustee, may from time to time direct the trustee for the Master Trust to issue new series of certificates, or increase the size of series by issuing additional certificates, subject to certain requirements, including confirmation from rating agencies that such new issuance would not result in the reduction or downgrade of the ratings of any class of any series then outstanding. Discover Bank, as beneficiary under the trust agreement for the Note Issuance Trust, may also direct the Note Issuance Trust to issue additional notes and may agree to increase the investor interest in receivables represented by the collateral certificate issued with respect to the Note Issuance Trust by a corresponding amount.

Discover Bank may, in its sole discretion, subject to certain limitations, designate additional credit card accounts originated by Discover Bank or its affiliates, the receivables in which are to be added to the Master Trust, or convey interests in other credit card receivables pools to the Master Trust. In addition, Discover Bank will be required to designate additional credit card accounts, the receivables in which are to be added to the Master Trust, if the aggregate amount of principal receivables in the Master Trust on the last day of any month is less than a minimum level that relates to the sum of investor interests for all series then outstanding. Discover Bank, subject to certain limitations, may, but is not obligated to, remove credit card accounts from the Master Trust. These limitations include confirmation that, notwithstanding the removal of accounts, the minimum principal receivables balance in the Master Trust will be maintained and affirmation from rating agencies that the removal will not cause a lowering or withdrawal of their then current ratings on any class of any outstanding series of certificates.

Item 9.		Exhibits

Exhibit No.		Description
99	(a)	Monthly Certificateholders' Statement, related to the month ending
November 30, 2013, for Series 2007-2.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DISCOVER BANK
(Depositor)

/s/ Michael F. Rickert
Michael F. Rickert
Vice President, Chief Financial Officer
and Assistant Treasurer

Date: December 16, 2013

EXHIBIT INDEX
Exhibit No.	Description
99(a)	Monthly Certificateholders' Statement, related to the month ending November 30, 2013, for Series 2007-2.

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